Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2023
Disclosure of unconsolidated structured entities [abstract]
Interests in unconsolidated structured entities
49.	Interests in unconsolidated structured entities

(a)	The nature and extent of interests in unconsolidated structured entities
The Group involved in assets-backed securitization, structured financing, beneficiary certificates (primarily investment funds) and other structured entities and characteristics of these structured entities are as follows:

Description
Assets-backed securitization
Securitization vehicles are established to buy assets from originators and issue asset-backed securities in order to facilitate the originators’ funding activities and enhance their financial soundness. The Group is involved in the securitization vehicles by purchasing (or committing to purchase) the asset-backed securities issued and/or providing other forms of credit enhancement.

The Group does not consolidate a securitization vehicle if (i) the Group is unable to make or approve decisions as to the modification of the terms and conditions of the securities issued by such vehicle or disposal of such vehicles’ assets, (ii) (even if the Group is so able) if the Group does not have the exclusive or primary power to do so, or (iii) if the Group does not have exposure, or right, to a significant amount of variable returns from such entity due to the purchase (or commitment to purchase) of asset-backed securities so issued or subordinated obligations or by providing other forms of credit support.

Structured financing	Structured entities for project financing are established to raise funds and invest in a specific project such as M&A (mergers and acquisitions), BTL (build-transfer-lease), shipping finance, etc. The Group is involved in the structured entities by originating loans, investing in equity, or providing credit enhancement.

Investment fund	Investment fund means an investment trust, a PEF (private equity fund) or a partnership which invests in a group of assets such as stocks or bonds by issuing a type of beneficiary certificates to raise funds from the general public, and distributes its income and capital gains to their investors. The Group manages assets by investing in shares of investment fund or playing a role of an operator or a GP (general partner) of investment fund, on behalf of other investors.
The size of unconsolidated structured entities as of December 31, 2022 and 2023 are as follows:

	2022		2023
Total assets:
Asset-backed securitization	~~W~~	238,433,221	214,750,119
Structured financing		343,861,213	427,272,034
Investment fund		353,801,189	364,272,967

	~~W~~	936,095,623	1,006,295,120

(b)	Nature of risks
i) The carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities as of December 31, 2022 and 2023 are as follows:

	2022
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans measured at fair value through profit or loss	~~W~~	9,269	693,630	498	703,397
Loan at amortized cost		869,478	15,725,255	183,263	16,777,996
Securities at fair value through profit or loss		2,504,857	256,696	14,112,703	16,874,256
Derivate assets		4,432	—	—	4,432
Securities at fair value through other comprehensive income		4,183,987	179,714	—	4,363,701
Securities at amortized cost		4,182,846	—	—	4,182,846
Other assets		4,337	44,448	41,588	90,373

	~~W~~	11,759,206	16,899,743	14,338,052	42,997,001

Liabilities under consolidated financial statements:
Derivate liabilities	~~W~~	24,902	91	—	24,993
Other liabilities		788	18,840	100	19,728

	~~W~~	25,690	18,931	100	44,721

	2023
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans measured at fair value through profit or loss	~~W~~	9,598	309,635	123,282	442,515
Loan at amortized cost		1,061,060	16,604,162	227,185	17,892,407
Securities at fair value through profit or loss		4,366,192	129,795	13,304,176	17,800,163
Derivate assets		674	—	—	674
Securities at fair value through other comprehensive income		4,041,459	183,517	3,315	4,228,291
Securities at amortized cost		4,806,904	—	65	4,806,969
Other assets		4,636	79,822	11,935	96,393

	~~W~~	14,290,523	17,306,931	13,669,958	45,267,412

Liabilities under consolidated financial statements:
Derivate liabilities	~~W~~	9,939	315	—	10,254
Other liabilities		301	1,628	—	1,929

	~~W~~	10,240	1,943	—	12,183

ii) The maximum risk exposure of the Group relating to its interests in unconsolidated structured entities as of December 31, 2022 and 2023 are as follows:

	2022
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	11,759,206	16,899,743	14,338,052	42,997,001
ABS and ABCP purchase agreements		1,014,702	104,773	2,271,063	3,390,538
Loan commitments		419,039	988,331	—	1,407,370
Guarantees		15,000	80,000	—	95,000
Others		—	103,039	—	103,039

	~~W~~	13,207,947	18,175,886	16,609,115	47,992,948

	2023
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	14,290,523	17,306,931	13,669,958	45,267,412
ABS and ABCP purchase agreements		1,029,819	10,462	2,134,239	3,174,520
Loan commitments		353,790	913,252	—	1,267,042
Others		—	429,549	—	429,549

	~~W~~	15,674,132	18,660,194	15,804,197	50,138,523